                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: September 30, 2004

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Check here if Amendment [ ]; Amendment Number:
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This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

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Institutional Investment Manager Filing this Report:
Name:    Highfields Capital Management LP
Address: John Hancock Tower
         200 Clarendon Street, 51st Floor
         Boston, MA 02116
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13F File Number   28-3499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth H. Colburn
Title:   Chief Operating Officer
Phone:   617-850-7500

Signature, Place and Date of Signing


/s/ Kenneth H. Colburn   Boston, Massachusetts   November 15, 2004
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Report Type (Check only one.)

[X]  13F Holdings Report

[ ]  13F Notice

[ ]  13F Combination Report

List of other managers reporting for this manager: None

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total:  90

Form 13F Information Table Value Total: $3,238,969 (x 1000)

List of Other Included Managers:
     01   File Number 28-7618   Jonathon S. Jacobson
     02   File Number 28-7616   Richard L. Grubman

          Highfields Capital Management LP, Mr. Jacobson and Mr. Grubman share investment discretion with respect to the reported securities.

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FORM 13F

Page 2 of 4           Name of Reporting Manager Highfields Capital Management LP

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Item 1:                           Item 2:       Item 3:  Item 4:   Item 5:                 Item 6:   Item 7:       Item 8:

                                                                                                             ---VOTING AUTHORITY---

                                                          VALUE    SHRS OR  SH/          INVESTMENT  OTHER
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT  PRN PUT/CALL DISCRETION MANAGERS SOLE   SHARED    NONE
--------------               ---------------- --------- -------- ---------- --- -------- ---------- -------- ---- ---------- ------
99 Cents Only Stores         COM              65440K106   41,473  2,914,498  SH            OTHER      01/02        2,914,498
Aetna Inc                    COM              00817Y108   25,482    255,000  SH            OTHER      01/02          255,000
Affiliated Computer Services CL A             008190100   88,532  1,590,300  SH Put        OTHER      01/02        1,590,300
Aramark Corp                 CL B             038521100   50,595  2,095,899  SH            OTHER      01/02        2,095,899
Aspen Insurance Holdings Ltd SHS              G05384105   30,760  1,336,800  SH            OTHER      01/02        1,336,800
Astoria Finl Corp            COM              046265104   38,752  1,091,900  SH            OTHER      01/02        1,091,900
Autodesk Inc                 COM              052769106    1,459     30,000  SH Put        OTHER      01/02           30,000
Barrick Gold Corp            COM              067901108   34,026  1,617,200  SH            OTHER      01/02        1,617,200
BEA Sys Inc                  COM              073325102      415     60,000  SH Call       OTHER      01/02           60,000
CapitalSource Inc            COM              14055X102  119,276  5,339,103  SH            OTHER      01/02        5,339,103
Career Education Corp        COM              141665109   42,179  1,483,610  SH            OTHER      01/02        1,483,610
Carnival Corp                Paired CTF       143658300   44,926    950,000  SH            OTHER      01/02          950,000
Cerner Corp                  COM              156782104    1,082     25,000  SH Put        OTHER      01/02           25,000
ChoicePoint Inc              COM              170388102   15,226    357,000  SH            OTHER      01/02          357,000
Circuit City Store Inc       COM              172737108  234,384 15,279,300  SH            OTHER      01/02       15,279,300
Cisco Sys Inc                COM              17275R102      905     50,000  SH            OTHER      01/02           50,000
Cisco Sys Inc                COM              17275R102    1,810    100,000  SH Call       OTHER      01/02          100,000
Citigroup Inc                *W EXP 99/99/999 172967127    4,066  2,863,100  SH            OTHER      01/02        2,863,100
City Investing Co Liq Tr     Unit Ben Int     177900107    1,150    586,900  SH            OTHER      01/02          586,900
Cmgi Inc                     COM              125750109       93     76,800  SH            OTHER      01/02           76,800
Comcast Corp                 CL A SPL         20030N200  104,995  3,760,548  SH            OTHER      01/02        3,760,548
Comcast Corp                 CL A             20030N101   16,238    575,011  SH            OTHER      01/02          575,011
Commerce Bancorp Inc         COM              200519106    2,401     43,500  SH Put        OTHER      01/02           43,500
Commonwealth Tel Enterprises COM              203349105   23,484    539,232  SH            OTHER      01/02          539,232
Cree Inc                     COM              225447101    4,605    150,841  SH            OTHER      01/02          150,841
CV Therapeutics Inc          COM              126667104    4,813    385,000  SH            OTHER      01/02          385,000
DirecTV Group Inc            COM              25459L106  188,801 10,733,424  SH            OTHER      01/02       10,733,424
Dobson Communications Corp   CL A             256069105    1,371  1,031,000  SH            OTHER      01/02        1,031,000
Downey Finl Corp             COM              261018105   33,751    614,100  SH            OTHER      01/02          614,100
El Paso Elec Co              COM              283677854   49,716  3,093,700  SH            OTHER      01/02        3,093,700
Electronic Arts Inc          COM              285512109   22,995    500,000  SH            OTHER      01/02          500,000
Espeed Inc                   CL A             296643109      525     53,431  SH            OTHER      01/02           53,431
Family Dlr Stores Inc        COM              307000109    4,878    180,000  SH            OTHER      01/02          180,000
Federal Natl Mtg Assn        COM              313586109    2,853     45,000  SH            OTHER      01/02           45,000
Federal Natl Mtg Assn        COM              313586109    3,170     50,000  SH Call       OTHER      01/02           50,000
IAC InteractiveCorp          COM              44919P102   44,040  2,000,000  SH            OTHER      01/02        2,000,000
Intel Corp                   COM              458140100    4,915    245,000  SH            OTHER      01/02          245,000
Intergraph Corp              COM              458683109   32,168  1,183,950  SH            OTHER      01/02        1,183,950
International Game Technolog COM              459902102  129,472  3,601,451  SH            OTHER      01/02        3,601,451
Intersil Corp                CL A             46069S109    4,859    305,000  SH            OTHER      01/02          305,000
ITT Educational Services Inc COM              45068B109  112,268  3,114,238  SH            OTHER      01/02        3,114,238
Janus Cap Group Inc          COM              47102X105  290,206 21,322,987  SH            OTHER      01/02       21,322,987

JPMorgan & Chase Co          COM              46625H100   21,064    530,178  SH            OTHER      01/02          530,178
King Pharmaceuticals Inc     COM              495582108    4,252    356,100  SH            OTHER      01/02          356,100
Knology Inc                  COM              499183804    4,292  1,034,289  SH            OTHER      01/02        1,034,289
Laidlaw Intl Inc             COM              50730R102   69,990  4,254,735  SH            OTHER      01/02        4,254,735
Linens N Things Inc          COM              535679104    4,750    205,000  SH            OTHER      01/02          205,000
Lodgian Inc                  COM Par $.01     54021P403   23,760  2,400,000  SH            OTHER      01/02        2,400,000
Louisiana Pac Corp           COM              546347105    3,240    124,865  SH            OTHER      01/02          124,865
LSI Logic Corp               COM              502161102    2,694    625,000  SH            OTHER      01/02          625,000
MCF Corp                     COM              580395101    7,750  5,000,000  SH            OTHER      01/02        5,000,000
Medicines Co                 COM              584688105    6,639    275,000  SH            OTHER      01/02          275,000
Merrill Lynch & Co Inc       COM              590188108   49,720  1,000,000  SH            OTHER      01/02        1,000,000
Mony Group Inc               COM              615337102   67,720  2,184,500  SH            OTHER      01/02        2,184,500
National Australia Bk Ltd    CAP UTS EXCHBL   632525309    8,480    250,000  SH            OTHER      01/02          250,000
News Corp Ltd                SP ADR PFD       652487802   37,523  1,197,676  SH            OTHER      01/02        1,197,676
NVIDIA Corp                  COM              67066G104    8,717    600,316  SH            OTHER      01/02          600,316
Oracle Corp                  COM              68389X105    5,358    475,000  SH            OTHER      01/02          475,000
Orthologic Corp              COM              68750J107    3,661    520,000  SH            OTHER      01/02          520,000
Owens Ill Inc                COM              690768403   36,874  2,304,600  SH            OTHER      01/02        2,304,600
Pactiv Corp                  COM              695257105   61,206  2,632,500  SH            OTHER      01/02        2,632,500
PartnerRe Ltd                COM              G6852T105   50,244    918,700  SH            OTHER      01/02          918,700
Penney J C Inc               COM              708160106   12,800    362,800  SH            OTHER      01/02          362,800
Petro-CDA                    COM              71644E102   20,780    400,000  SH            OTHER      01/02          400,000
PF Changs China Bistro Inc   COM              69333Y108   17,107    352,800  SH Put        OTHER      01/02          352,800
Prudential Finl Inc          COM              744320102   91,385  1,942,700  SH            OTHER      01/02        1,942,700
Readers Digest Assn Inc      COM              755267101  106,474  7,297,731  SH            OTHER      01/02        7,297,731
Red Hat Inc                  COM              756577AB8    1,224    100,000  SH Call       OTHER      01/02          100,000
Royal Caribbean Cruises Ltd  COM              V7780T103   21,800    500,000  SH            OTHER      01/02          500,000
Sears Roebuck & Co           COM              812387108   32,992    827,900  SH            OTHER      01/02          827,900
Semiconductor HLDRS TR       DEP RCPT         816636203    2,416     80,000  SH            OTHER      01/02           80,000
Shaw Group Inc               COM              820280105      184     15,322  SH            OTHER      01/02           15,322
Silicon Graphics Inc         COM              827056102   19,469 13,614,600  SH            OTHER      01/02       13,614,600
Smithfield Foods Inc         COM              832248108  104,287  4,171,490  SH            OTHER      01/02        4,171,490
Sothebys Hldgs Inc           CL A             835898107    6,456    410,700  SH            OTHER      01/02          410,700
SPDR TR                      Unit Ser 1       78462F103    4,470     40,000  SH            OTHER      01/02           40,000
Sybase Inc                   COM              871130100   19,285  1,398,500  SH            OTHER      01/02        1,398,500
Teradyne Inc                 COM              880770102    4,690    350,000  SH            OTHER      01/02          350,000
Time Warner Inc              COM              887317105  128,708  7,974,500  SH            OTHER      01/02        7,974,500
Trizec Properties Inc        COM              89687P107    1,954    122,375  SH            OTHER      01/02          122,375
Tyco Intl Ltd                COM              902124106    3,066    100,000  SH Call       OTHER      01/02          100,000
UnitedGlobalCom              CL A             913247508    2,241    300,000  SH            OTHER      01/02          300,000
Unitedhealth Group Inc       COM              91324P102   12,241    166,000  SH Put        OTHER      01/02          166,000
Verizon Communications Inc   COM              92343V104    3,938    100,000  SH Put        OTHER      01/02          100,000
Waddell & Reed Finl Inc      CL A             930059100   89,312  4,059,645  SH            OTHER      01/02        4,059,645
Wellcare Health Plans Inc    COM              94946T106    1,137     60,000  SH            OTHER      01/02           60,000
White Mtns Ins Group Ltd     COM              G9618E107   30,584     58,145  SH            OTHER      01/02           58,145
Williams Cos Inc             COM              969457100   50,053  4,136,600  SH            OTHER      01/02        4,136,600
Xerox Corp                   COM              984121103   56,320  4,000,000  SH            OTHER      01/02        4,000,000
XTO Energy Inc               COM              98385X106   56,548  1,741,000  SH            OTHER      01/02        1,741,000